Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $100,000,000.